Average Annual Total Returns - Invesco PureBeta US Aggregate Bond ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofA US Broad MarketSM Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US Broad MarketSM Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 29, 2017	8.88%	3.89%	7.64%	2.72%	5.23%	2.46%	8.88%	4.06%